PROPERTY, PLANT AND EQUIPMENT - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 378,630
Property, plant and equipment at end of period	560,458	$ 378,630
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	989,699	973,472
Additions	67,175	27,180
Acquisition of Gatos	185,263
Transfers and disposals	(8,263)	(10,953)
Property, plant and equipment at end of period	1,233,874	989,699
Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(611,069)	(567,178)
Depreciation and amortization	(69,171)	(48,253)
Impairment reversal	3,448
Transfers and disposals	3,376	4,362
Property, plant and equipment at end of period	(673,416)	(611,069)
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	84,899
Property, plant and equipment at end of period	167,636	84,899
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	257,814	245,260
Additions	1,427	381
Acquisition of Gatos	103,465
Transfers and disposals	4,200	12,173
Property, plant and equipment at end of period	366,906	257,814
Land and buildings [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(172,915)	(157,626)
Depreciation and amortization	(26,378)	(16,720)
Impairment reversal	0
Transfers and disposals	23	1,431
Property, plant and equipment at end of period	(199,270)	(172,915)
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	240,617
Property, plant and equipment at end of period	299,792	240,617
Machinery and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	648,441	641,029
Additions	11,658	2,370
Acquisition of Gatos	71,951
Transfers and disposals	8,679	5,042
Property, plant and equipment at end of period	740,729	648,441
Machinery and Equipment [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(407,824)	(382,139)
Depreciation and amortization	(39,862)	(28,282)
Impairment reversal	3,448
Transfers and disposals	3,301	2,597
Property, plant and equipment at end of period	(440,937)	(407,824)
Assets under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43,322
Property, plant and equipment at end of period	85,078	43,322
Assets under Construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43,322	48,738
Additions	53,605	24,281
Acquisition of Gatos	9,493
Transfers and disposals	(21,343)	(29,697)
Property, plant and equipment at end of period	85,078	43,322
Assets under Construction [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Depreciation and amortization	0	0
Impairment reversal	0
Transfers and disposals	0	0
Property, plant and equipment at end of period	0	0
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,793
Property, plant and equipment at end of period	7,954	9,793
Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	40,123	38,445
Additions	485	149
Acquisition of Gatos	354
Transfers and disposals	201	1,529
Property, plant and equipment at end of period	41,163	40,123
Other [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(30,330)	(27,413)
Depreciation and amortization	(2,931)	(3,251)
Impairment reversal	0
Transfers and disposals	52	334
Property, plant and equipment at end of period	$ (33,209)	$ (30,330)